SHARE-BASED PAYMENT	12 Months Ended
Jun. 30, 2022
SHARE-BASED PAYMENT
SHARE-BASED PAYMENT

19.  SHARE-BASED PAYMENT

a) Incentive payments based on options

-Share option plan for directors and senior management: plan granted up to 1,200,000 underlying ordinary shares. The options have an exercise price of $4.55 and expire on October 31, 2029.

-Share Option Plan for junior management: plan granted up to 100,000 underlying ordinary shares to certain key employees. The options have an exercise price of $5.55 and expire on October 23, 2030.

Options can be exercised for a period of up to three years, with 1/3 vesting every 12 months, and on a cashless basis at their volume weighted average price (“VWAP”) of the ordinary shares during a twenty-day period to the date of exercise.

The fair value of the stock options at the grant date was estimated using the “Black-Scholes” model, considering the terms and conditions under which the options on shares were granted and adjusted to consider the possible dilutive effect of the future exercise of options.

Factor	Directors and Sr. Management		Junior Management
Weighted average fair value of shares	$5.42		$13.98
Exercise price	$4.55		$5.55
Weighted average expected volatility (*)	29.69%		42.18%
Dividend rate	0%		0%
Weighted average risk-free interest rate	1.66%		1.17%
Weighted average expected life	9.89	years	9.22	years
Weighted average fair value of stock options at measurement date	$2.47		$10.1

There are no market-related performance conditions or non-vesting conditions that should be considered for determining the fair value of options.

The Group estimates that 100% of the share options will be exercised, taking into account historical patterns of executives maintaining their jobs and the probability of the exercising the options. This estimate is reviewed at the end of each annual or interim period.

The following table shows the weighted average amount and exercise price and the movements of the stock options of executives and directors of the Group during the years ended June 30, 2022, 2021, and 2020:

	06/30/2022		06/30/2021		06/30/2020
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	options	price	options	price	options	price
At the beginning of the year	1,166,667	$4.55	1,200,000	$4.55	—	—
Granted during the year	93,600	$5.55	—	—	1,200,000	$4.55
Annulled during the year	—	—	—	—	—	—
Exercised during the year	(168,332)	$4.55	(33,333)	$4.55	—	—
Expired during the year	—	—	—	—	—	—
Effective at the end of the year	1,091,935	$4.63	1,166,667	$4.55	1,200,000	$4.55

Exercise price of options effective at the end of the period was calculated using weighted average.

The charge of the plan recognized during the year was $0.3 million and $0.7 for fiscal year 2022 and 2021.

b) Annual compensation - Bonus

Bonus in Cash is an annual cash incentive awarded up to an amount that is five times the individual’s monthly salary, which can be increased by $30,000 in value if the recipient decides to receive the base bonus in ordinary shares, to each of the executive offices. The bonus will be granted upon the meeting by the Company of certain financial and operational objectives. Each year the Board of Directors defines the objectives upon approval of the annual budget.

The charge of the plan recognized during the year ended June 30, 2022 and 2021 was $0.2 million and $0.4 million, respectively.

Bonus in Kind is an annual in-kind incentive awarded in ordinary shares to certain executives officers, to tie a portion of their compensation to financial and operational objectives. Each year the Board of Directors will define the objectives upon approval of the annual budget.

The charge of the plan recognized during the year ended June 30, 2022 and 2021 was $0.2 million and $0.5 million, respectively.

The number of shares that can be awarded under each bonus will be determined by using a 20-day volume weighted average price (“VWAP”) of the Company’s ordinary shares, starting with the day on which the relevant financial and operational objectives are met by the Company and the bonus is granted.

50% of bonus vests immediately if the financial and operational objectives are achieved as of such date, and the remaining 50% vests in the subsequent 12-months, upon meeting of the financial and operational objectives.

As of June 30, 2021, 147,788 shares from the 2020 annual compensation plan were already issue.

As of the date of issuance of these financial statements, shares from the 2021 annual compensation plan were already issue for a total of 66,823.

c) Bonus in performance

This plan is an in-kind incentive awarded in ordinary shares that contains a performance target that is related to the market price of the Company’s shares. Market-based performance conditions were included in the grant-date fair value measurement.

The fair value of the shares at the grant date was estimated using the “Black-Scholes” model, considering the terms and conditions under which the bonus in performance were granted.

Factor	Bonus in performance
Stock price at the grant date	$5.42		$5.42
Exercise Price	$10.5		$21.0
Weighted average expected volatility	24.78%		24.78%
Dividend rate	0%		0%
Weighted average risk-free interest rate	1.52%		1.52%
Weighted average expected life	2.63	years	2.63	years
Weighted average fair value of stock at measurement date	$0.479		$0.005

The charge of the plan recognized during the year ended June 30, 2020 was $0.3 million.

On March 16, 2021, one of the target was achieved and on May 14, 2021 the company issued 800,000 shares.

d)	Employee Stock Purchase Plan (ESPP)

This is an incentive plan for eligible employees with no stock compensation to purchase ordinary shares of the Company up to a maximum of 15% percent of such employee’s monthly compensation. The number of ordinary shares subject to the ESPP shall be 200,000 ordinary shares. The purchase price will be equal to 85% of the lower of the closing price of the Company’s ordinary shares on the first business day and the last business day of the relevant offering period. As of the date of these financial statements the ESSP is not yet implemented.